GOODWILL AND BUSINESS ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Identifiable Assets and Liabilities Assumed
Based on the Company’s analysis of Vindara’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED
Prepaid expenses, deposits and fixed assets	$59
Licenses	1,700
Intellectual property	9,250
11,009

LIABILITIES ASSUMED
Accounts payable and other liabilities	50
Accrued salary and benefits	22
Deferred tax liability	2,775
2,847

FAIR VALUE OF NET ASSETS ACQUIRED	8,162

PURCHASE PRICE	22,592

EXCESS ATTRIBUTABLE TO GOODWILL	$14,430
Based on the Company’s analysis of &ever’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below.

ASSETS ACQUIRED	In thousands
Right-of-use assets, net	$5,552
Other assets	1,448
Equity investment-Smart Soil	1,394
Equity investments-&ever Middle East Holding Ltd.	8,364
Fixed assets	8,711
Intangible asset - technology	61,100
86,569

LIABILITIES ASSUMED
Accounts payable and accruals	3,140
Lease liabilities	5,941
Deferred tax liability	6,837
15,918

FAIR VALUE OF NET ASSETS ACQUIRED	70,651

PURCHASE PRICE	118,633

EXCESS ATTRIBUTABLE TO GOODWILL	$47,982
Based on the Company’s analysis of &ever Middle East Holding Ltd.’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED
Accounts receivable, prepaids, and inventory	$359
Fixed assets	9,810
Intangible asset - technology	1,050
11,219

LIABILITIES ASSUMED
Accounts payable and accrued liabilities	284
Deferred tax liability	166
450

LESS: PREVIOUS NON-CONTROLLING INTEREST IN CONSOLIDATED SUBSIDIARY	(8,364)

FAIR VALUE OF NET ASSETS ACQUIRED	2,405

PURCHASE PRICE	8,258

EXCESS ATTRIBUTABLE TO GOODWILL	$5,853
Based on the Company’s analysis of Vindara’s assets and liabilities, the allocation of the purchase price to the identifiable assets and liabilities is set out below:

ASSETS ACQUIRED	In thousands
Prepaid expenses, deposits and fixed assets	$59
Licenses	1,700
Intellectual property	9,250
11,009

LIABILITIES ASSUMED
Accounts payable and other liabilities	50
Accrued salary and benefits	22
Deferred tax liability	2,775
2,847

FAIR VALUE OF NET ASSETS ACQUIRED	8,162

PURCHASE PRICE	22,592

EXCESS ATTRIBUTABLE TO GOODWILL	$14,430

Schedule of Goodwill Acquired

In thousands	Unaudited June 30, 2022	December 31, 2021
Goodwill attributed to the following acquisitions:
Vindara	$14,430	$14,430
Kalera GmbH	43,813	47,982
Kalera Middle East	5,853	5,853
Other	156	156
Impairment	(64,252)	—
	$—	$68,421